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                                 ANNUAL  REPORT


                                AUGUST 31, 1995



                    / / WARBURG PINCUS GROWTH & INCOME FUND

                   / /  WARBURG PINCUS BALANCED FUND

                  / /   WARBURG PINCUS TAX FREE FUND


A prospectus containing more complete information, including management fees and expenses, may be obtained by calling 1-800-257-5614 or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030. Investors should read the prospectus carefully before investing.

--------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

    For the 12 months ended August 31, 1995, Warburg Pincus Growth & Income Fund appreciated 15.62% vs. an increase of 21.38% in the S&P 500 Index.

    Much of the Fund's underperformance relative to the S&P 500 during the period is attributable to its underweighting in technology, the sector that has led the market for the last several quarters. While we concur, in general, with the market's assessment of the long-term earnings potential for many of these companies, we differ in our views of what constitutes fair value for the companies' securities. Many technology stocks, we believe, had been bid up to levels unjustified by their fundamentals, hence our decision to exclude them from the portfolio. We continue to monitor the sector closely, however, and will use any periods of price weakness over the coming months to establish and build positions that we think have particularly favorable prospects.

    Among our top performers during the 12 months ended August 31, 1995 were banking and financial-services stocks. We had established our position in these issues last year, when rising interest rates and derivatives-related scandals had driven their prices down to what we deemed to be attractive levels. This year, though, the sector, particularly the banking area, has rebounded strongly, buoyed by falling interest rates, merger activity and subsiding fears of the industry's vulnerability to derivatives. We saw especially strong gains from BankAmerica and First Interstate Bancorporation, two of our largest positions.

    Industrial cyclical stocks, another heavily weighted area in our portfolio, also performed well 12 months ended August 31, 1995. We took profits in some of our top performers--e.g., Inco, whose share price jumped nearly 50% from June through September. The company produces roughly 25% of the world's nickel, in addition to copper and other metals and metal-related products. Less impressive was the performance of our steel companies, which include Bethlehem Steel, Inland Steel and USX-U.S. Steel Group. The steel group has significantly underperformed the market thus far in 1995, but we believe shifts in the global supply/demand balance will provide considerable support for steel prices, and these companies' earnings, going forward. Hence we have viewed the stocks' short-term price weakness as a buying opportunity.

    Supply/demand factors argue strongly for higher prices in many of the metals, but the case is particularly strong for precious metals. Accordingly, we have maintained our exposure to gold- and silver-mining companies, including Hecla Mining, Homestake Mining, Newmont Mining, Pegasus Gold and Placer Dome. We believe these stocks have considerable upside potential, especially over the intermediate and long term.

    We remain similarly committed to the telecommunications sector, an area that has done quite well for us in 1995. We expect these stocks to continue to excel through the rest of this year and well into 1996, particularly after the new telecommunications bill becomes law. Our holdings here include AirTouch Communications, which provides cellular-telephone communication services and related

                                                                               1
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
--------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------
products, and Qualcomm, whose technology to multiply tenfold the number of telephone calls that can be carried over a single channel stands to revolutionize the industry.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              WARBURG PINCUS GROWTH & INCOME FUND AND THE S&P 500
                   FROM 12/31/91* AND AT EACH FISCAL YEAR END


--------------------------------------------------------------------------


                        RBEGX       S&P 500           RBEGX       S&P 500
                      =======================      ========================
                       $10,000      $10,000
12/31/91 - 08/31/92    $10,290      $10,126            2.90%        1.26%
12/31/91 - 08/31/93    $14,526      $11,664           41.17%       15.19%
12/31/91 - 08/31/94    $16,620      $12,301           14.41%        5.46%
12/31/91 - 08/31/95    $19,216      $14,931           15.62%       21.38%



Average Annual Total Return
One Year Ending 08/31/95        15.62%
From 12/31/91 to 08/31/95       19.51%


--------------------------------------------------------------------------


* Hypothetical illustration of $10,000 investment since December 31, 1991. Warburg, Pincus Counsellors, Inc. ("Counsellors") began to provide advisory services to the Fund in late December 1991. Previous periods during which the Fund was not advised by Counsellors are not shown.

  Note: All figures cited here represent past performance and do not guarantee future results. Investment return and the principal value of an investment will fluctuate so that an investor's shares upon redemption may be more or less than original shares.

2
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

    For the 12 months ended August 31, 1995, Warburg Pincus Balanced Fund gained 21.56%, vs. a gain of 13.11% for the Lipper Balanced Fund Index.

    Falling interest rates, continued economic growth and the absence of significant inflationary pressures provided an ideal backdrop for both stock and bond markets through most of the period. Throughout, we attempted to maintain an optimal mix of stocks and bonds, one intended to provide solid returns at a relatively low level of volatility.

    The Fund finished the reporting period with a 51.5% commitment to domestic common stocks, with its heaviest weightings in, respectively, the technology, financial services, metals and mining, manufacturing, and oil sectors. Good stock selection within these sectors, especially in the technology and financial-services groups, played a significant role in the Fund's relatively strong performance during the period, and we believe the prospects of our holdings in these categories remain positive going forward.

    The Fund's foreign-equity exposure (8.7% of assets at the close of the period) consists of a diversified mix of issues among Asian and European countries, with the largest weightings in Japan (1.9%) and the United Kingdom (1.8%). We continue to find attractive opportunities in Asian markets, broadly speaking, and in European markets on a stock-by-stock basis.

    The Fund's fixed-income weighting remains concentrated most heavily in short-term U.S. Treasury obligations. We maintained a minimal exposure to the fixed-income sector through much of the reporting period, reflecting our bullish view on the relative prospects of stocks vs. bonds. Looking ahead, we believe conditions remains favorable for both markets, but particularly so for stocks, and we have allocated the Fund's assets accordingly.

                                                                               3
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
      WARBURG PINCUS BALANCED FUND, S&P 500 AND LIPPER BALANCED FUND INDEX
                     FROM 9/30/94* AND THE FISCAL YEAR END


------------------------------------------------------------------------


                          FUND      * LIPPER     S&P 500
                      ======================================
                         $10,000      $10,000     $10,000
09/30/94 - 08/31/95      $12,301      $11,529      12,444


TOTAL RETURN (09/30/94 - 08/31/95)         23.01%


* LIPPER BALANCED FUND INDEX


------------------------------------------------------------------------


* Hypothetical illustration of $10,000 investment since September 30, 1994. Warburg, Pincus Counsellors, Inc. ("Counsellors") began to provide advisory services to the Fund in late September 1994. Previous periods during which the Fund was not advised by Counsellors are not shown.

  Note: All figures cited here represent past performance and do not guarantee future results. Investment return and the principal value of an investment will fluctuate so that an investor's shares upon redemption may be more or less than original shares.

4
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
--------------------------------------------------------------------------------
 WARBURG PINCUS TAX FREE FUND
ANNUAL INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

    For the 12 months ended August 31, 1995, Warburg Pincus Tax Free Fund gained 8.89% vs. a gain of 7.34% for the Lipper General Municipal Debt Funds Average.

    Municipal bond prices have risen with the rest of the fixed-income sector in 1995, driven by falling interest rates, moderate economic growth and the absence of significant inflationary pressures. This comes as welcome relief after 1994, when the Federal Reserve raised interest rates aggressively in an effort to quell inflation. The rate hikes had a disastrous impact on the entire bond market, including both the taxable and tax-free sectors.

    While municipal bonds' performance has been strong in absolute terms in 1995, it has lagged the broad fixed-income group in relative terms. Weighing on the municipal market have been investors' fears of significant tax reform. Particularly troubling to municipal investors has been talk of the so-called flat tax, which, if adopted, would greatly reduce the attractiveness of tax-exempt bonds relative to their taxable counterparts. While congressional passage of significant tax reform is viewed by many as unlikely, and is at least a year away if reform is enacted at all, the mere fact that it is being discussed in serious tones has been sufficient to keep municipal investors on edge in 1995.

    That cautious investor sentiment has created excellent buying opportunities in municipals, especially in long-term issues. Indeed, yields on long-term municipal bonds have risen to a relatively high 90% to 95% of the yields on similar-maturity Treasuries, creating the potential for significant capital appreciation if inflation stays low and no significant tax reform is passed. We have used the opportunity to purchase attractively valued, high-quality bonds, maintaining our emphasis on issues from the states of Maryland, New Jersey and Georgia.

    One factor that has supported the municipal market in 1995 is a shortage of new supply. New issuance of municipal bonds is down sharply relative to 1994. We do, though, expect the supply of new issues to pick up somewhat in the months ahead, as municipalities attempt to take advantage of the current low-interest-rate environment to call and refinance outstanding issues. This could result in temporary short-term upward pressure on yields, especially in some of the higher-tax states like New Jersey. We will use the opportunity to selectively add high-quality bonds to our portfolios at attractive yields.

                                                                               5
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
--------------------------------------------------------------------------------
 WARBURG PINCUS TAX FREE FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONT'D)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
WARBURG PINCUS TAX FREE FUND AND THE LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE
                     FROM 4/30/95* AND THE FISCAL YEAR END


------------------------------------------------------------------------


                            FUND      * LIPPER
                       ===========================
                          $10,000     $10,000
4/30/95 - 08/31/95         10,431      10,371


TOTAL RETURN (04/30/95 - 08/31/95)
AGGREGATE                  4.31%


* Lipper General Municipal Debt Funds Avg.
* Performance measured from 4/30/95 - 8/31/95


------------------------------------------------------------------------


* Hypothetical illustration of $10,000 investment since April 30, 1995. Warburg, Pincus Counsellors, Inc. ("Counsellors") began to provide advisory services to the Fund in April 1995. Previous periods during which the Fund was not advised by Counsellors are not shown.

  Note: All figures cited here represent past performance and do not guarantee future results. Investment return and the principal value of an investment will fluctuate so that an investor's shares upon redemption may be more or less than original shares.

6
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

-------------------------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS
August 31, 1995
-------------------------------------------------------------------------------------------------

                                                                       NUMBER
                                                                      OF SHARES        VALUE
                                                                      ---------        -----
COMMON STOCKS AND WARRANTS (82.2%)
Aerospace (1.3%)
 Allied-Signal, Inc.                                                    325,000    $   14,421,875
                                                                                   --------------
Agriculture Production Corporations (0.4%)
 Terra Industries, Inc.                                                 320,300         4,284,013
                                                                                   --------------
Air Conditioning & Heating (0.9%)
 Management Systems Johnson Controls, Inc.                              170,000        10,348,750
                                                                                   --------------
Automobiles (1.3%)
 Navistar International**                                             1,130,000        14,690,000
                                                                                   --------------
Banking (3.2%)
 First Interstate Bancorp                                               368,000        35,144,000
                                                                                   --------------
Chemicals (1.4%)
 PPG Industries, Inc.                                                   355,000        15,176,250
                                                                                   --------------
Construction (2.2%)
 Stone & Webster, Inc.                                                  655,000        24,235,000
                                                                                   --------------
Electronic Computers (6.2%)
 GRC International, Inc.**                                              667,000        16,341,500
 Honeywell, Inc.                                                        655,000        28,656,250
 International Business Machines Corp.                                  221,000        22,845,875
                                                                                   --------------
                                                                                       67,843,625
                                                                                   --------------
Electronics (1.2%)
 Motorola, Inc.                                                         175,000        13,081,250
                                                                                   --------------
Entertainment (3.8%)
 Acclaim Entertainment, Inc.**                                        1,420,000        35,855,000
 Boardwalk Casino, Inc.**                                               525,000         4,528,125
 Boardwalk Casino, Inc. Warrants (expire 02/14/98)**                    375,000         1,453,125
                                                                                   --------------
                                                                                       41,836,250
                                                                                   --------------
Financial Services (7.0%)
 BankAmerica Corp.                                                      655,000        37,007,500
 Crestar Financial Corp.                                                270,000        15,221,250
 Loyola Capital Corp.                                                   247,500         8,662,500
 Midlantic Corp.                                                        302,000        15,553,000
                                                                                   --------------
                                                                                       76,444,250
                                                                                   --------------
Insurance (3.3%)
 Chubb Corp.                                                            150,000        13,687,500
 USF&G Corp.                                                          1,234,000        22,366,250
                                                                                   --------------
                                                                                       36,053,750
                                                                                   --------------

                See Accompanying Notes to Financial Statements.

                                                                               7
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

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 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
-------------------------------------------------------------------------------------------------

                                                                       NUMBER
                                                                      OF SHARES        VALUE
                                                                      ---------        -----
COMMON STOCKS AND WARRANTS (CONT'D)
Manufacturing (4.5%)
 Corning Glass, Inc.                                                    909,000    $   29,656,125
 Rauma OY Sponsored ADR**                                               102,900         2,443,875
 Trinity Industries, Inc.                                               500,000        16,187,500
 Whitman Corp.                                                           50,000         1,006,250
                                                                                   --------------
                                                                                       49,293,750
                                                                                   --------------
Medical & Medical Services (1.9%)
 Acuson Corp.**                                                         210,000         2,756,250
 Foxmeyer Health Corp.**                                                689,000        17,741,750
                                                                                   --------------
                                                                                       20,498,000
                                                                                   --------------
Metals & Mining (19.0%)
 Echo Bay Mines Ltd.                                                    500,000         5,187,500
 Hecla Mining Co.**                                                   1,940,000        22,310,000
 Homestake Mining Co.                                                 2,282,500        37,661,250
 Inco Ltd.                                                              985,000        34,475,000
 Newmont Mining Corp.                                                   903,000        39,280,500
 Pegasus Gold, Inc.**                                                 1,419,000        17,737,500
 Placer Dome, Inc.                                                    1,519,600        39,699,550
 Prime Resources Group, Inc.**                                        1,400,000        11,210,360
                                                                                   --------------
                                                                                      207,561,660
                                                                                   --------------
Oil (1.0%)
 Quaker State Corp.                                                     715,000        10,725,000
                                                                                   --------------

Oil Services (4.4%)
 Baker Hughes, Inc.                                                     871,500        19,608,750
 Halliburton Co.                                                        521,000        22,077,375
 Occidental Petroleum Corp.                                             280,000         6,090,000
                                                                                   --------------
                                                                                       47,776,125
                                                                                   --------------
Steel (13.0%)
 AK Steel Holding Corp.**                                               454,000        14,471,250
 Bethlehem Steel Corp.**                                              1,581,000        23,122,125
 CBI Industries, Inc.                                                 1,160,000        28,420,000
 Inland Steel Industries, Inc.                                          585,000        16,014,375
 LTV Corp.**                                                          1,122,500        17,539,062
 USX-US Steel Group                                                   1,050,000        34,387,500
 WHX Corp.**                                                            623,000         7,865,376
                                                                                   --------------
                                                                                      141,819,688
                                                                                   --------------
Telecommunications (5.6%)
 Airtouch Communications, Inc.**                                        363,400        11,810,500
 Comcast Corp. Special Class A Non-Voting                             1,000,000        21,375,000
 Qualcomm, Inc.**                                                       280,000        13,650,000
 Tele-Communications, Inc. Class A**                                    800,000        14,800,000
                                                                                   --------------
                                                                                       61,635,500
                                                                                   --------------

                See Accompanying Notes to Financial Statements.

8
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

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 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF NET ASSETS (CONCLUDED)
August 31, 1995
-------------------------------------------------------------------------------------------------
                                                                       NUMBER
                                                                      OF SHARES        VALUE
                                                                      ---------        -----
COMMON STOCKS AND WARRANTS (CONT'D)
Tire & Rubber (0.4%)
 Cooper Tire & Rubber Co.                                               160,000    $    4,160,000
                                                                                   --------------
Transportation (0.2%)
 Consolidated Freightways, Inc.                                         100,000         2,587,500
                                                                                   --------------

TOTAL COMMON STOCKS AND WARRANTS (Cost $781,860,824)                                  899,616,236
                                                                                   --------------

                                                            MATURITY    PAR (000)
                                                            --------    ---------
UNITED STATES TREASURY OBLIGATIONS (2.7%)
 U.S. Treasury Bills 5.40% (Cost $29,973,000)               09/07/95    $  30,000        29,973,000
                                                                                     --------------

REPURCHASE AGREEMENTS (13.8%)
 Greenwich Capital Markets Inc. 5.83%                       09/01/95      151,138       151,138,000
 (Agreement dated 08/31/95 to be repurchased at
 $151,162,476, collateralized by $150,000,000 U.S.
 Treasury Notes 7.50% due 01/31/97. Market value of
 collateral is $154,312,500).
 (Cost $151,138,000)
                                                                                     --------------

TOTAL INVESTMENTS AT VALUE (Cost $962,971,826*) (98.7%)                               1,080,727,236

OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)                                             14,368,010
                                                                                     --------------

NET ASSETS (Applicable to 63,295,201 Common Shares and
 3,472,875 Advisor Shares) (100.0%)                                                  $1,095,095,246
                                                                                     --------------
                                                                                     --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 COMMON SHARE ($1,038,193,292  :  63,295,201)                                                $16.40
                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 ADVISOR SHARE ($56,901,954  :  3,472,875)                                                   $16.38
                                                                                             ======

* Cost for Federal income tax purposes at August 31, 1995, is $963,365,013. The gross appreciation (depreciation) on a tax basis is as follows:


                    Gross Appreciation     $126,262,394
                    Gross Depreciaton       (8,900,171)
                                           ------------
                    Net Appreciation       $117,362,223
                                           ------------
                                           ------------

** Non-income producing.



                See Accompanying Notes to Financial Statements.

                                                                               9
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
-------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
-------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends                                                      $ 10,389,100
    Interest                                                         11,731,546
                                                                   ------------
        Total investment income                                      22,120,646
                                                                   ------------
EXPENSES:
    Investment advisory fees                                          5,824,947
    Administration fees                                               1,941,649
    Distribution fees                                                    71,233
    Custodian fees                                                      162,248
    Transfer agent fees                                               1,060,279
    Legal fees                                                           63,384
    Audit fees                                                           55,268
    Registration fees                                                   264,509
    Insurance expense                                                    23,560
    Printing expense                                                     86,973
    Other expenses                                                       26,827
                                                                   ------------
        Total expenses                                                9,580,877
                                                                   ------------
            Net investment income                                    12,539,769
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from:
        Investment transactions                                      41,087,749
        Futures contracts                                            (2,798,582)
                                                                   ------------
                                                                     38,289,167
                                                                   ------------
    Net change in unrealized appreciation of investments             96,772,046
                                                                   ------------
    Net gain on investments and future contracts                    135,061,213
                                                                   ------------
Net increase in net assets resulting from operations               $147,600,982
                                                                   ------------
                                                                   ------------

                See Accompanying Notes to Financial Statements.

10
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

--------------------------------------------------------------------------------------------------
 WARBURG PINCUS GROWTH & INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

                                                                    For the            For the
                                                                  Year Ended         Year Ended
                                                                August 31, 1995    August 31, 1994
                                                                ---------------    ---------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                       $    12,539,769     $      572,031
    Net gain on investments and future contracts                    135,061,213         17,971,937
                                                                ---------------    ---------------
        Net increase in net assets resulting from operations        147,600,982         18,543,968
                                                                ---------------    ---------------

Distributions to shareholders:
    Dividends to shareholders from net investment income:
      Common shares ($.1824 and $.0785, respectively,
        per share)                                                   (9,949,389)          (572,031)
      Advisor shares ($.0459 per share for 1995)                       (137,213)         --
    Distributions to shareholders from net realized capital
      gains:
      Common shares ($.1834 and $3.9751, respectively,
        per share)                                                   (8,067,592)       (10,054,939)
                                                                ---------------    ---------------
        Total distributions to shareholders                         (18,154,194)       (10,626,970)
                                                                ---------------    ---------------

Net capital share transactions                                      554,990,830        342,051,251
                                                                ---------------    ---------------
Total increase in net assets                                        684,437,618        349,968,249
Net assets:
    Beginning of year                                               410,657,628         60,689,379
                                                                ---------------    ---------------
    End of year                                                 $ 1,095,095,246     $  410,657,628
                                                                ---------------    ---------------
                                                                ---------------    ---------------

                See Accompanying Notes to Financial Statements.

                                                                              11
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS
August 31, 1995
--------------------------------------------------------------------------------
                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------       -----
COMMON STOCKS (60.1%)
U.S. COMMON STOCKS

Aerospace (0.2%)
 Allied-Signal, Inc.                                        300     $    13,313
                                                                    -----------

Banking (2.5%)
 Bank of Boston Corp.                                     2,200          96,800
 First Interstate Bancorp                                   400          38,200
                                                                    -----------
                                                                        135,000
                                                                    -----------

Business Services (1.2%)
 Paging Network, Inc.**                                   1,600          63,200
                                                                    -----------

Chemicals (0.2%)
 PPG Industries, Inc.                                       300          12,825
                                                                    -----------

Communications & Media (1.1%)
 Infinity Broadcast Corp.**                               1,600          57,400
                                                                    -----------

Computer & Office Equipment (2.1%)
 Shared Medical Systems Corp.                             1,800          66,375
 Synopsys, Inc.**                                           800          46,400
                                                                    -----------
                                                                        112,775
                                                                    -----------

Construction (0.7%)
 Stone & Webster, Inc.                                    1,000          37,000
                                                                    -----------

Electronic Computers (7.4%)
 Cabletron Systems, Inc.**                                  500          26,438
 GRC International, Inc.**                                2,100          51,450
 Honeywell, Inc.                                            800          35,000
 International Business Machines Corp.                      300          31,013
 Linear Technology Corp.                                    400          32,400
 Netscape Communications Corp.**                          1,500          74,250
 Platinum Technology, Inc.                                2,400          56,700
 System Software Associates, Inc.                           800          25,250
 Xilinx, Inc.**                                           1,500          64,312
                                                                    -----------
                                                                        396,813
                                                                    -----------

                See Accompanying Notes to Financial Statements.

12
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

                                                       NUMBER
                                                      OF SHARES       VALUE
                                                      ---------       -----
COMMON STOCKS (CONT'D)
Electronics (1.5%)
 Motorola, Inc.                                            200     $    14,950
 Thermospectra Corp.**                                   3,500          62,563
                                                                   -----------
                                                                        77,513
                                                                   -----------

Entertainment (1.2%)
 Acclaim Entertainment, Inc.**                           1,500          37,875
 Boardwalk Casino, Inc.**                                3,000          25,875
                                                                   -----------
                                                                        63,750
                                                                   -----------

Financial Services (5.2%)
 BankAmerica Corp.                                         700          39,550
 Citicorp Bank                                             800          53,100
 Crestar Financial Corp.                                   500          28,188
 Midlantic Corp.                                           300          15,450
 Olympic Financial Ltd.**                                3,300          75,488
 United Companies Financial Corp.                        1,100          68,475
                                                                   -----------
                                                                       280,251
                                                                   -----------

Insurance (1.0%)
 Chubb Corp.                                               300          27,375
 USF&G Corp.                                             1,300          23,563
                                                                   -----------
                                                                        50,938
                                                                   -----------

Manufacturing (3.8%)
 Allied Products Corp.                                   1,500          32,438
 Corning Glass, Inc.                                       800          26,100
 Maxim Integrated Products, Inc.                         1,000          76,250
 Roper Industries, Inc.                                  1,500          51,000
 Trinity Industries, Inc.                                  500          16,188
                                                                   -----------
                                                                       201,976
                                                                   -----------

Medical & Medical Services (1.0%)
 Foxmeyer Health Corp.**                                 2,000          51,500
                                                                   -----------


                See Accompanying Notes to Financial Statements.

                                                                            13
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
--------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

                                                        NUMBER
                                                       OF SHARES       VALUE
                                                       ---------       -----
COMMON STOCKS (CONT'D)
Metals & Mining (5.3%)
 Coeur D'Alene Mines Corp.                                2,100     $    40,163
 Hecla Mining Co.**                                       3,000          34,500
 Homestake Mining Co.                                     2,100          34,650
 Inco LTD.                                                1,000          35,000
 Newmont Mining Corp.                                     1,000          43,500
 Pegasus Gold, Inc.**                                     2,500          31,250
 Placer Dome, Inc.                                        1,500          39,188
 Prime Resources Group, Inc.**                            3,000          24,022
                                                                    -----------
                                                                        282,273
                                                                    -----------

Office Furniture (1.3%)
 Viking Office Products, Inc.**                           1,900          68,400
                                                                    -----------

Oil (3.4%)
 Barrett Resources Corp.**                                2,500          53,750
 Petroleum Geo Services**                                 2,500          64,063
 Quaker State Corp.                                         500           7,500
 Texas Meridian Resources Corp.**                         5,000          55,000
                                                                    -----------
                                                                        180,313
                                                                    -----------

Oil Services (0.8%)
 Baker Hughes, Inc.                                       1,000          22,500
 Halliburton Co.                                            500          21,188
                                                                    -----------
                                                                         43,688
                                                                    -----------

Paper Mills (0.8%)
 Champion International Corp.                               800          45,300
                                                                    -----------

Pharmaceuticals (1.8%)
 Al Laboratories, Inc. Class A                            2,000          42,000
 Gilead Sciences, Inc.**                                  2,500          54,375
                                                                    -----------
                                                                         96,375
                                                                    -----------

Retail--Retail Stores (1.1%)
 Borders Group, Inc.**                                    3,000          60,750
                                                                    -----------

Retail--Women's Clothing Stores (1.0%)
 Talbots, Inc.                                            1,500          51,750
                                                                    -----------

                See Accompanying Notes to Financial Statements.

14
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
---------------------------------------------------------------------------------------------------
                                                                            NUMBER
                                                                           OF SHARES       VALUE
                                                                           ---------       -----
COMMON STOCKS (CONT'D)
Steel (3.0%)
 Bethlehem Steel Corp.**                                                      2,000     $    29,250
 CBI Industries, Inc.                                                         1,000          24,500
 LTV Corp.                                                                    1,500          23,438
 Republic Engineered Steels**                                                 3,000          20,625
 USX-US Steel Group                                                           1,300          42,575
 WHX Corp.**                                                                  1,600          20,200
                                                                                        -----------
                                                                                            160,588
                                                                                        -----------
Telecommunications (3.2%)
 Airtouch Communications, Inc.**                                                300           9,750
 Comcast Corp. Special Class A Non-Voting                                     1,000          21,375
 Mobile Telecommunications Technologies Corp.**                               1,900          58,425
 Qualcomm, Inc.**                                                               300          14,625
 Tele-Communications, Inc. Series A Liberty Media Group**                     2,000          53,125
 Tele-Communications, Inc. Class A**                                            800          14,800
                                                                                        -----------
                                                                                            172,100
                                                                                        -----------

Textiles (0.6%)
 Westpoint Stevens, Inc.**                                                    1,500          33,562
                                                                                        -----------
FOREIGN COMMON STOCKS

Australia (0.4%)
 BTR Nylex Limited                                                            8,500          22,610
                                                                                        -----------

Austria (0.7%)
 Va Technologie AG                                                              330          36,446
                                                                                        -----------

Denmark (1.0%)
 International Service System B                                               1,900          51,716
                                                                                        -----------

France (0.8%)
 Bouygues                                                                       240          29,196
 Compagnie Francaise de Petroleum Total                                         280          16,443
                                                                                        -----------
                                                                                             45,639
                                                                                        -----------

Hong Kong (0.6%)
 Jardine Matheson Holdings LTD.                                               4,400          31,680
                                                                                        -----------

                See Accompanying Notes to Financial Statements.

                                                                              15
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
---------------------------------------------------------------------------------------------------
                                                                            NUMBER
                                                                           OF SHARES       VALUE
                                                                           ---------       -----
COMMON STOCKS (CONT'D)
Israel (0.4%)
 Clal Electronics Industries LTD.**                                             180     $    21,505
                                                                                        -----------

Japan (1.9%)
 Keyence Corp.                                                                  800         102,301
                                                                                        -----------

Malaysia (0.5%)
 Westmont B.                                                                  6,000          25,496
                                                                                        -----------

Sweden (0.6%)
 Astra B Free                                                                   960          31,180
                                                                                        -----------

United Kingdom (1.8%)
 Central European Media Enterprises LTD.** ADR                                2,700          67,837
 Takare PLC                                                                   8,200          26,715
                                                                                        -----------
                                                                                             94,552
                                                                                        -----------

TOTAL COMMON STOCKS (Cost $2,772,251)                                                     3,212,478
                                                                                        -----------

                                                                                PAR
                                                                   MATURITY    (000)      VALUE
                                                                   --------    -----      -----
AGENCY OBLIGATIONS (0.2%)
Government National Mortgage Association 6.50% (Cost $12,661)      08/15/03    $  13    $   12,858
                                                                                        ----------

UNITED STATES TREASURY OBLIGATIONS (26.4%)
 U.S. Treasury Notes
   5.875%                                                          05/31/96      300       300,390
   6.875%                                                          10/31/96      200       202,572
   8.125%                                                          02/15/98       20        21,007
   8.50%                                                           11/15/00      800       885,536
                                                                                        ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,384,454)                                        1,409,505
                                                                                        ----------

                See Accompanying Notes to Financial Statements.

16
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
 WARBURG PINCUS BALANCED FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
-------------------------------------------------------------------------------------------------
                                                                                PAR
                                                                   MATURITY    (000)      VALUE
                                                                   --------    -----      -----
REPURCHASE AGREEMENTS (8.8%)
 State Street Bank & Trust Co. 5.78%                               09/01/95      468    $  468,000
   (Agreement dated 08/31/95 to be repurchased at $468,081,
   collateralized by $480,000 U.S Treasury Notes 6.25% due
   08/31/96. Market value of collateral is $481,800.) (Cost
   $468,000)
                                                                                        ----------

TOTAL INVESTMENTS AT VALUE (Cost $4,637,366*) (95.5%)                                    5,102,841

OTHER ASSETS IN EXCESS OF LIABILITIES (4.5%)                                               239,008
                                                                                        ----------

NET ASSETS (Applicable to 480,061 Common Shares and 110 Advisor Shares)
 (100.0%)                                                                               $5,341,849
                                                                                        ----------
                                                                                        ----------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 COMMON SHARE ($5,340,625  :  480,061)                                                      $11.12
                                                                                            ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 ADVISOR SHARE ($1,224  :  110)                                                             $11.13
                                                                                            ======

 * Cost for Federal income tax purposes at August 31, 1995 is $4,641,506. The gross appreciation (depreciation) on a tax basis is as follows:

                    Gross Appreciation     $487,617
                    Gross Depreciation      (26,282)
                                           ---------
                    Net Appreciation       $461,335
                                           ---------
                                           ---------

** Non-income producing.

                See Accompanying Notes to Financial Statements.

                                                                              17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WARBURG PINCUS BALANCED FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
--------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                           $ 52,298
    Dividends                                                            11,828
    Foreign taxes withheld                                                 (202)
                                                                       --------
        Total investment income                                          63,924
                                                                       --------
EXPENSES:
    Investment advisory fees                                             14,729
    Administration fees                                                   3,991
    Distribution fees                                                     4,155
    Custodian fees                                                       21,198
    Transfer agent fees                                                  27,158
    Registration fees                                                    15,075
    Printing expense                                                     10,393
    Other expenses                                                        4,330
                                                                       --------
                                                                        101,029
    Less fees waived                                                    (17,123)
    Less expense reimbursement by advisor                               (58,364)
                                                                       --------
        Total expenses                                                   25,542
                                                                       --------

            Net investment income                                        38,382
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from:
      Investment transactions                                           115,816
      Foreign currency related transactions                                (679)
                                                                       --------
                                                                        115,137
                                                                       --------
    Net change in unrealized appreciation (depreciation) on:
      Investments                                                       380,862
      Foreign currency related transactions                                  (7)
                                                                       --------
                                                                        380,855
                                                                       --------
        Net gain on investments and foreign currency transactions       495,992
                                                                       --------
Net increase in net assets resulting from operations                   $534,374
                                                                       ========






                See Accompanying Notes to Financial Statements.
18
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

 WARBURG PINCUS BALANCED FUND
STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------
                                                                       For the            For the
                                                                     Year Ended         Year Ended
                                                                   August 31, 1995    August 31, 1994
                                                                   ---------------    ---------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                            $    38,382         $  29,100
    Net gain on investments                                              495,992            23,057
                                                                   ---------------    ---------------
        Net increase in net assets resulting from operations             534,374            52,157
                                                                   ---------------    ---------------
Distributions to shareholders:
    Dividends to shareholders from net investment income:
      Common shares ($.3136 and $.4586, respectively, per share)         (38,909)          (31,049)
    Distributions to shareholders from net realized capital gains:
      Common shares ($1.5069 and $.9794, respectively, per share)       (111,945)          (63,790)
                                                                   ---------------    ---------------
        Total distributions to shareholders                             (150,854)          (94,839)
                                                                   ---------------    ---------------
Net capital share transactions                                         4,150,301            88,893
                                                                   ---------------    ---------------
Total increase in net assets                                           4,533,821            46,211
Net Assets:
    Beginning of year                                                    808,028           761,817
                                                                   ---------------    ---------------
    End of year                                                      $ 5,341,849         $ 808,028
                                                                   ===============    ===============











                See Accompanying Notes to Financial Statements.
                                                                      19
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

 WARBURG PINCUS TAX FREE FUND
STATEMENT OF NET ASSETS
August 31, 1995
----------------------------------------------------------------------------------------------------
                                                                                  PAR
                                                            RATE     MATURITY    (000)      VALUE
                                                            -----    --------    -----    ----------
MUNICIPAL BONDS (97.9%)

Arizona (2.5%)
 Phoenix GO Bond (Aa, AA+)                                  6.375%   07/01/13    $ 100    $  104,375
                                                                                          ----------
California (2.4%)
 Palm Springs Community Redevelopment Agency Certificates
   VRDN + (AA-, A-1+)                                       3.70     09/06/95      100       100,000
                                                                                          ----------
Georgia (10.0%)
 Georgia Municipal Electric Authority/(FGIC Insurance)
  (Aaa, AAA)                                                6.125    01/01/14      200       204,750
 Gwinnett County GO Bonds (Aa1, AA)                         6.00     01/01/10      200       210,000
                                                                                          ----------
                                                                                             414,750
                                                                                          ----------
Kansas (4.9%)
 Kansas Department of Transportation Series A (Aa, AA)      6.00     09/01/12      200       202,500
                                                                                          ----------
Kentucky (8.0%)
 Jefferson County PCR RB (Louisville Gas and Electric
   Co.) Project A (Aa2, AA)                                 7.45     06/15/15      300       329,625
                                                                                          ----------
Maryland (27.4%)
 Baltimore Maryland Consolidated Public Improvement MB
   Series 1991C (Aaa, AAA)                                  7.50     10/15/09      400       485,500
 Baltimore Maryland Port Facility RB Consolidated Coal
   Sales Series 1984A (Aa2, AA)                             6.50     10/01/11      300       321,000
 Montgomery County Parking RB (Silver Spring Group)/
   (FGIC Insurance) (Aaa, AAA)                              6.25     06/01/07      300       322,500
                                                                                          ----------
                                                                                           1,129,000
                                                                                          ----------
Massachusetts (5.3%)
 Massachusetts Bay Transportation Authority (General
   Transportation Systems) Series A (A1, A+)                6.25     03/01/05      200       219,500
                                                                                          ----------
Michigan (4.9%)
 Michigan Underground Storage Tank Financial Assurance
   Authority 1995 Revenue Bonds Series I VDRN (Canadian
   Imperial Bank LOC)+ (P-1, A-1+)                          3.60     09/06/95      200       200,000
                                                                                          ----------
New Jersey (10.6%)
 New Jersey State Turnpike Authority RB Refunding Series
   1991 (MBIA Insurance) (Aaa, AAA)                         6.50     01/01/16      400       439,000
                                                                                          ----------
North Carolina (5.0%)
 North Carolina Municipal Power Agency (Catawba Electric)
   RB/(MBIA Insurance) (Aaa, AAA)                           6.00     01/01/10      200       207,750
                                                                                          ----------

                See Accompanying Notes to Financial Statements.

20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

 WARBURG PINCUS TAX FREE FUND
STATEMENT OF NET ASSETS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------------------------------
                                                                                      PAR
                                                                RATE     MATURITY    (000)      VALUE
                                                                -----    --------    -----    ----------
MUNICIPAL BONDS (CONT'D)

Pennsylvania (5.2%)
 Philadelphia Water & Waste Water Revenue Bonds (Aaa, AAA)      6.25%    08/01/09    $ 200    $  214,250
                                                                                              ----------
Puerto Rico (5.3%)
 Puerto Rico Electric Power Authority Power Revenue Bonds
   Series W (Aaa, AAA)                                          6.00     07/01/03      200       217,000
                                                                                              ----------
South Carolina (5.1%)
 Spartanburg Water Systems Improvement RB (A1, AA-)             6.20     06/01/09      200       208,500
                                                                                              ----------
Utah (1.3%)
 Intermountain Power Agency (Utah Power Supply) RB Series B
   (Aa, AA)                                                     7.625    07/01/08       50        54,375
                                                                                              ----------
TOTAL INVESTMENTS AT VALUE (Cost $3,799,912*) (97.9%)                                          4,040,625
OTHER ASSETS IN EXCESS OF LIABILITIES 2.1%                                                        86,488
                                                                                              ----------
NET ASSETS (Applicable to 396,470 Shares) 100.0%                                              $4,127,113
                                                                                              ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE ($4,127,113 : 396,470)                                                                 $10.41
                                                                                              ==========


+ Variable Rate Demand Notes--The interest rate shown is the rate as of August
  31, 1995 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered through demand.
* Also cost for Federal income tax purposes. The gross appreciation (depreciation) on a tax basis is as follows:
               Gross and Net Appreciation             $240,713
                                                      ========

   The Moody's Investors Service, Inc. and Standard & Poor's Ratings Group's ratings indicated are the most recent ratings available at August 31,1995. These ratings have not been audited by the Independent Accountants and, therefore, are not covered by the Report of Independent Accountants.

INVESTMENT ABBREVIATIONS

         VRDN.......................................   Variable Rate Demand Note
         GO.........................................   General Obligations
         LOC........................................   Letter of Credit
         MB.........................................   Municipal Bond
         PCR........................................   Pollution Control Revenue
         RB.........................................   Revenue Bond



                See Accompanying Notes to Financial Statements.

------------------------------------------------------------------------------

 WARBURG PINCUS TAX FREE FUND
STATEMENT OF OPERATIONS
For the Year Ended August 31, 1995
------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest                                                         $274,436
                                                                     --------
EXPENSES
    Investment advisory fees                                           22,949
    Administration fees                                                 5,051
    Distribution fees                                                  14,565
    Custodian fees                                                     12,615
    Transfer agent fees                                                17,862
    Registration fees                                                  11,966
    Printing expense                                                    8,636
    Other expenses                                                      2,961
                                                                     --------
                                                                       96,605
    Less fees waived                                                  (32,249)
    Less expense reimbursement by advisor                             (42,354)
                                                                     --------
        Total expenses                                                 22,002
                                                                     --------
            Net investment income                                     252,434
                                                                     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Amortized market discount                                           1,429
    Net realized loss on investments                                  (53,450)
    Net change in unrealized appreciation of investments              159,794
                                                                     --------
        Net gain on investments                                       107,773
                                                                     --------
Net increase in net assets resulting from operations                 $360,207
                                                                     ========




















                See Accompanying Notes to Financial Statements.
22
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

 WARBURG PINCUS TAX FREE FUND
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

                                                                       FOR THE            FOR THE
                                                                     YEAR ENDED         YEAR ENDED
                                                                   AUGUST 31, 1995    AUGUST 31, 1994
                                                                   ---------------    ---------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                            $     252,434     $      328,396
    Net gain (loss) on investments                                         107,773           (334,661)
                                                                   ---------------    ---------------
        Net increase (decrease) in net assets resulting from
          operations                                                       360,207             (6,265)
                                                                   ---------------    ---------------
Distributions to shareholders:
    Dividends to shareholders from net investment income:
      Common shares ($.5426 and $.6092, respectively,
        per share)                                                        (252,796)          (332,187)
      Distributions to shareholders in excess of net investment
        income ($.0135 per share for 1994)                                   --                (7,110)
    Distributions to shareholders from net realized capital gains:
      Common shares ($.2977 and $.4886, respectively, per share)          (137,718)          (276,466)
                                                                    ---------------    ---------------
        Total distributions to shareholders                               (390,514)          (615,763)
                                                                    ---------------    ---------------
Net capital share transactions                                          (1,307,539)          (544,098)
                                                                    ---------------    ---------------
Total decrease in net assets                                            (1,337,846)        (1,166,126)
Net Assets:
    Beginning of year                                                    5,464,959          6,631,085
                                                                   ---------------    ---------------
    End of year                                                        $ 4,127,113        $ 5,464,959
                                                                   ===============    ===============





















                See Accompanying Notes to Financial Statements.
                                                                           23
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

 WARBURG PINCUS GROWTH & INCOME FUND
FINANCIAL HIGHLIGHTS (B)
(For a Share Outstanding Throughout Each Year)
-------------------------------------------------------------------------------------------------------------

                                                           For the Years Ended August 31,
                                         --------------------------------------------------------------------
                                            1995            1994          1993          1992          1991
                                            ----            ----          ----          ----          ----
NET ASSET VALUE, BEGINNING OF YEAR           $14.56         $16.72        $11.99        $12.11        $11.00
                                             ------         ------        ------        ------        ------
   Income From Investment Operations:
   Net Investment Income                     0.2224         0.0785        0.0464        0.1912        0.3744
   Net Gains on Securities (both
     realized and unrealized)                1.9834         1.8151        4.8499        0.0402        1.6891
                                             ------         ------        ------        ------        ------
      Total from Investment Operations       2.2058         1.8936        4.8963        0.2314        2.0635
                                             ------         ------        ------        ------        ------
   Less Distributions:
   Dividends (from net investment income)   (0.1824)       (0.0785)      (0.0875)      (0.1871)      (0.4043)
   Distributions (from capital gains)       (0.1834)       (3.9751)      (0.0788)      (0.1643)      (0.5492)
                                            --------       --------      --------      --------      --------
      Total Distributions                   (0.3658)       (4.0536)      (0.1663)      (0.3514)      (0.9535)
                                            --------       --------      --------      --------      --------
NET ASSET VALUE, END OF YEAR                 $16.40         $14.56        $16.72        $11.99        $12.11
                                             ======         ======        ======        ======        ======
Total Return                                  15.62%         14.41%        41.17%         1.99%        19.91%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Year (000)            $1,038,193       $410,658       $60,689       $28,976       $24,726

Ratios of Expenses to Average Net Assets       1.22%          1.28%(a)      1.14%(a)      1.25%(a)      1.30%(a)

Ratios of Net Investment Income to
 Average Net Assets                            1.64%          0.41%         0.30%         1.66%         3.42%

Portfolio Turnover Rate                         109%           150%          344%          175%           41%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Growth & Income Fund would have been 1.28%, 1.14%, 1.28% and 2.17% for the years ended August 31, 1994,
    1993, 1992 and 1991, respectively.

(b) Financial Highlights relate solely to the Common Class of shares with the Fund.


                       See Accompanying Notes to Financial Statements.


TAX STATUS OF 1995 DIVIDENDS (Unaudited)

    Dividends paid by the Fund taxable as ordinary income amounted to $0.3658 per share; 49.48% of ordinary income dividends qualify for the dividends received deduction available to corporate shareholders for U.S. income tax purposes.

    Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.






24
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 WARBURG PINCUS BALANCED FUND
FINANCIAL HIGHLIGHTS (B)
(For a Share Outstanding Throughout Each Year)
------------------------------------------------------------------------------------------------------------

                                                             For the Years Ended August 31,
                                             ---------------------------------------------------------------
                                              1995          1994          1993          1992          1991
                                              ----          ----          ----          ----          ----

NET ASSET VALUE, BEGINNING OF YEAR            $11.01        $11.71        $12.04        $12.05        $10.60
                                              ------        ------        ------        ------        ------
   Income From Investment Operations:
   Net Investment Income                      0.2080        0.4132        0.5555        0.4408        0.4213
   Net Gains on Securities (both realized
     and unrealized)                          1.7225        0.3248        1.1253        0.5155        1.7196
                                              ------        ------        ------        ------        ------
      Total from Investment Operations        1.9305        0.7380        1.6808        0.9563        2.1409
                                              ------        ------        ------        ------        ------
   Less Distributions:
   Dividends (from net investment income)    (0.3136)      (0.4586)      (0.5412)      (0.3713)      (0.4128)
   Distributions (from capital gains)        (1.5069)      (0.9794)      (1.4696)      (0.5950)      (0.2781)
                                             --------      --------      --------      --------      --------
      Total Distributions                    (1.8205)      (1.4380)      (2.0108)      (0.9663)      (0.6909)
                                             --------      --------      --------      --------      --------
NET ASSET VALUE, END OF YEAR                  $11.12        $11.01        $11.71        $12.04        $12.05
                                              ======        ======        ======        ======        ======
Total Return                                   21.56%         6.86%        15.27%         8.07%        21.18%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Year (000)                 $5,342          $808          $762        $1,026        $1,290

Ratios of Expenses to Average Net Assets        1.53%(a)         0%(a)         0%(a)       .67%(a)      1.40%(a)

Ratios of Net Investment Income to
 Average Net Assets                             2.27%         3.76%         4.13%         3.68%         3.58%

Portfolio Turnover Rate                          107%           32%           30%           93%           76%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Balanced Fund would have been 6.04%, 5.46%, 5.37%, 3.88% and 3.89% for the years ended August 31, 1995,
    1994, 1993, 1992 and 1991, respectively.

(b) Financial Highlights relate solely to the Common Class of shares with the Fund.

                         See Accompanying Notes to Financial Statements.

TAX STATUS OF 1995 DIVIDENDS (Unaudited)

    Dividends paid by the Fund taxable as ordinary income amounted to $0.4755 per share; 18.60% of ordinary income dividends qualify for the dividend received deduction available to corporate shareholders for U.S. income tax purposes.

    Long-term capital gain dividends amounted to $1.3450 per share.

    Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.






                                                                           25
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------

 WARBURG PINCUS TAX FREE FUND
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Year)
------------------------------------------------------------------------------------------------------------

                                                             For the Years Ended August 31,
                                             ---------------------------------------------------------------
                                              1995          1994          1993          1992          1991
                                             -------       -------       -------       -------       -------

NET ASSET VALUE, BEGINNING OF YEAR            $10.40        $11.53        $11.04        $10.46        $10.05
                                              ------        ------        ------        ------        ------
   Income From Investment Operations:
   Net Investment Income                      0.5426        0.6026        0.6385        0.6771        0.6027
   Net Gains (Losses) on Securities (both
     realized and unrealized)                 0.3077       (0.6259)       0.8654        0.6145        0.4402
                                              ------       --------       ------        ------        ------
      Total from Investment Operations        0.8503       (0.0233)       1.5039        1.2916        1.0429
                                              ------       --------       ------        ------        ------
   Less Distributions:
   Dividends (from net investment income)    (0.5426)      (0.6092)      (0.6725)      (0.6345)      (0.6212)
   Distributions (in excess of net
     investment income)                        --          (0.0135)        --            --            --
   Distributions (from capital gains)        (0.2979)      (0.4886)      (0.3414)      (0.0771)      (0.0117)
                                             --------      --------      --------      --------      --------
      Total Distributions                    (0.8403)      (1.1113)      (1.0139)      (0.7116)      (0.6329)
                                             --------      --------      --------      --------      --------
NET ASSET VALUE, END OF YEAR                  $10.41        $10.40        $11.53        $11.04        $10.46
                                              ======        ======        ======        ======        ======
Total Return                                    8.89%        (0.30%)       14.45%        12.77%        10.66%

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Year (000)                 $4,127        $5,465        $6,631        $6,491        $8,840

Ratios of Expenses to Average Net Assets         .48%(a)       .15%(a)       .17%(a)       .33%(a)       .83%(a)

Ratios of Net Investment Income to
 Average Net Assets                             5.53%         5.51%         5.71%         6.21%         6.02%

Portfolio Turnover Rate                           38%           20%           70%           78%           63%

(a) Without the waiver of advisory, administration and custody fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Warburg Pincus Tax Free Fund would have been 2.12%, 1.84%, 1.76%, 1.61% and 3.06% for the years ended August 31, 1995,
    1994, 1993, 1992 and 1991, respectively.


                           See Accompanying Notes to Financial Statements.


TAX STATUS OF 1995 DIVIDENDS (Unaudited)

    Long term capital gain dividends amounted to $0.2979 per share.

    Because the Fund's fiscal year is not the calendar year, amounts to be used by calendar year taxpayers on their Federal return will be reflected on Form 1099-DIV and will be mailed in January 1996.







26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

    The RBB Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company was incorporated in Maryland on February 29, 1988, and currently has seventeen investment Portfolios, three of which are included in these financial statements.

    The Company has authorized capital of thirty billion shares of common stock of which 12.2 billion are currently classified into sixty-one classes. Each class represents an interest in one of seventeen investment portfolios of the Company, fifteen of which are currently in operation. The classes have been grouped into fifteen separate "families", eight of which have begun investment operations including the Warburg Pincus Family. The Warburg Pincus Family is comprised of Warburg Pincus Growth & Income Fund (the "Growth & Income Fund"), Warburg Pincus Balanced Fund (the "Balanced Fund") and Warburg Pincus Tax Free Fund (the "Tax Free Fund"), which are covered in this report. The Growth & Income Fund and the Balanced Fund each have two classes of shares: Common Class and Advisor Class.

    The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange. Each Fund's securities are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds, tax-exempt bonds and notes and government securities are valued on the basis of quotations provided by an independent pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

    Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses, principally distribution, transfer agent and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each Portfolio and class, respectively.

    For the Growth & Income and the Balanced Funds, dividends from net investment income, if any, are declared and paid at least quarterly. For the Tax Free Fund, dividends from net investment income, if any, are declared daily and paid monthly. For all Funds, any net realized capital gains will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.



                                                                              27
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

    No provision is made for Federal taxes as it is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

    Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

2. INVESTMENT ADVISER, CO-ADMINISTRATORS AND DISTRIBUTOR

    Warburg, Pincus Counsellors, Inc. ("Counsellors"), a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Counsellors G.P.") serves as investment advisor for the Growth & Income Fund. The advisory fee is computed daily and payable monthly at the annual rate of .75% of the Growth & Income Fund's average daily net assets.

    Pursuant to a vote on September 30, 1994, shareholders approved a new advisory contract between the Balanced Fund and Counsellors. Under the new agreement, the Balanced Fund pays Counsellors an advisory fee at an annual rate of .90% of the Fund's average daily net assets. The prior advisory agreement between the Fund and PNC Institutional Management Corp. ("PIMC") was terminated as of that date.

    Pursuant to a vote on March 31, 1995, shareholders approved a new advisory contract between Tax Free Fund and Counsellors. Under the new agreement, Tax Free Fund pays Counsellors an advisory fee at an annual rate of .50% of the Fund s average daily net assets. The prior agreement between the Fund and PIMC was terminated as of that date.

    Counsellors may, at its discretion, voluntarily waive all or any portion of its advisory fees for any of the Funds. For the year ended August 31, 1995, investment advisory fees and waivers were as follows:

                                           GROSS                       NET
                                       ADVISORY FEE    WAIVER     ADVISORY FEE
                                       ------------    -------    ------------
Growth & Income Fund                    $ 5,824,947    $ --        $ 5,824,947
Balanced Fund                                14,729    (14,729)        --
Tax Free Fund                                22,949    (22,949)        --

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., and Counsellors Fund Services, Inc. ("CFSI"), a wholly owned subsidiary of Counsellors, serve as co-administrators for each of the Funds. For the Growth & Income Fund, the co-administration fees are computed daily and payable monthly at an annual rate of .20% of the first $125 million of average daily net assets and .15%


28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

of average daily net assets in excess of $125 million for PFPC and .05% of the first $125 million of average daily net assets and .10% of average daily net assets in excess of $125 million for CFSI.

    For the Balanced and Tax Free Funds, the co-administration fees are computed daily and payable monthly at an annual rate of .15% of average daily net assets for PFPC and .10% of average daily net assets for CFSI.

    CFSI and PFPC may, at their discretion, voluntarily waive all or any portion of their co-administration fees for any of the Funds. For the year ended August 31, 1995, CFSI and PFPC's co-administration fees and waivers were as follows:

                                        GROSS                                 NET
                                CO-ADMINISTRATION FEES    WAIVERS    CO-ADMINISTRATION FEES
                                ----------------------    -------    ----------------------
Growth & Income Fund                  $1,941,649          $  --            $1,941,649
Balanced Fund                              3,991           (2,394)              1,597
Tax Free Fund                              5,051           (3,239)              1,812

    The Company, on behalf of each class of shares within the investment portfolios, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Counsellors Securities Inc. ("CSI"), also a wholly owned subsidiary of Counsellors, which provide for each class to make monthly payments, based on average daily net assets, to CSI. No compensation is payable by the Growth & Income Fund's Common Shares. For distribution services with respect to the Balanced and the Tax Free Funds' Common Shares, CSI receives a fee at the annual rate of .25%, computed daily and payable monthly, on average daily net assets. For distribution services with respect to the Growth & Income and the Balanced Funds' Advisor Shares, CSI receives a fee of .25% and .50%, respectively, computed daily and payable monthly, on average daily net assets. For the year ended August 31, 1995, distribution fees were as follows:

                                                             DISTRIBUTION FEES
                                                             -----------------
Growth & Income Fund
    Advisor Shares                                                $71,233
                                                                  =======
Balanced Fund
    Common Shares                                                 $ 4,155
    Advisor Shares                                                   --
                                                                  -------
                                                                  $ 4,155
                                                                  =======
Tax Free Fund
    Common Shares                                                 $14,565
                                                                  =======




                                                                           29
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------
WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
-------------------------------------------------------------------------------

3. INVESTMENT IN SECURITIES

    For the year ended August 31, 1995, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                      INVESTMENT SECURITIES
                                                  ------------------------------
                                                    PURCHASES          SALES
                                                  --------------    ------------

Growth & Income Fund                              $1,108,363,903    $617,767,292
Balanced Fund                                          5,047,134       1,602,287
Tax Free Fund                                          1,669,358       3,357,298

4. CAPITAL SHARES

    Transactions in capital shares for each year were as follows:

                                    GROWTH & INCOME FUND                                          BALANCED FUND
                  --------------------------------------------------------   ------------------------------------------------------
                      For the Year Ended            For the Year Ended           For the Year Ended           For the Year Ended
                        August 31, 1995              August 31, 1994               August 31, 1995             August 31,  1994
                  ---------------------------   --------------------------   ---------------------------   ------------------------
                    Shares          Value         Shares         Value         Shares          Value         Shares        Value
                  -----------   -------------   -----------   ------------   -----------   -------------   -----------  -----------
Shares sold
 Common Shares     46,345,660   $ 670,088,619    29,256,806   $410,956,025       423,875   $   4,348,625           609      $ 6,495
 Advisor Shares     3,521,620      52,908,038       --             --                110           1,180        --           --
Shares issued in
 reinvestment of
 dividends
 Common Shares          6,891          96,291        67,788        894,152        16,171         148,491         8,690       93,303
 Advisor Shares         9,051         137,213       --             --            --             --             --            --
Shares repurchased
 Common Shares    (11,270,725)   (167,348,709)   (4,741,678)   (69,798,926)      (33,364)       (347,995)         (982)     (10,905)
 Advisor Shares       (57,795)       (890,622)      --             --            --             --             --             --
                  -----------   -------------   -----------   ------------   -----------   -------------   -----------   -----------
Net increase       38,554,702   $ 554,990,830    24,582,916   $342,051,251       406,792   $   4,150,301         8,317       88,893
                  ===========   =============   ===========   ============   ===========   =============   ===========   ===========

Common Shares
 authorized       100,000,000                   100,000,000                  100,000,000                   100,000,000
                  ===========                   ===========                  ===========                   ===========










30
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

 WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
------------------------------------------------------------------------------------------------
                                                       TAX FREE FUND
                                  --------------------------------------------------------
                                      For the Year Ended            For the Year Ended
                                       August 31, 1995               August 31, 1994
                                  --------------------------    --------------------------
                                    Shares          Value         Shares           Value
                                    ------          -----         ------           -----

Shares sold:
  Common Shares                        16,896    $   172,004          4,183    $    47,154
Shares issued in reinvestment
  of dividends:
  Common Shares                        24,384        240,772         37,807        414,727
Shares repurchased:
  Common Shares                      (170,342)    (1,720,315)       (91,398)    (1,005,979)
                                  -----------    -----------    -----------    -----------
Net decrease                         (129,062)   $(1,307,539)       (49,408)   $  (544,098)
                                  ===========    ===========    ===========    ===========
Common Shares authorized          100,000,000                   100,000,000
                                  ===========                   ===========


5. NET ASSETS

    At August 31, 1995, net assets consisted of the following:

                                               GROWTH & INCOME FUND    BALANCED FUND     TAX FREE FUND
                                               --------------------    --------------    -------------
Capital paid-in                                   $  943,960,297         $4,808,416       $ 3,935,026
Undistributed net
  investment income (loss)                             2,453,167              7,138           --
Amortized market discount                             --                    --                  4,824
Accumulated net realized gain (loss) on
  investments transactions, futures
  contracts and foreign exchange
  transactions                                        30,926,372             60,835           (53,450)
Unrealized appreciation on investments               117,755,410            465,460           240,713
                                                 ---------------       --------------    -------------
                                                  $1,095,095,246         $5,341,849       $ 4,127,113
                                                 ===============       ==============    =============


6. FUTURES CONTRACTS

    The Growth & Income Fund may enter into futures contracts for hedging or portfolio management strategy purposes to the extent permitted by its investment policies and objectives. To enter into a futures contract, the Growth & Income Fund must make a deposit of an initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or


                                                                           31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
--------------------------------------------------------------------------------

cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The Growth & Income Fund entered into futures transactions during the year ended August 31, 1995. However, the Growth & Income Fund had no futures contracts open at August 31, 1995.

7. CAPITAL LOSS CARRYOVER

    At August 31, 1995, $53,450 capital loss carryover in the Tax Free Fund was available to offset future realized gains which expires in 2003.

8. OTHER FINANCIAL HIGHLIGHTS

    The Growth & Income and the Balanced Funds currently offer one other class of shares, Advisor Shares, representing an additional interest in each of the Funds. The financial highlights of each of the Advisor shares are as follows:










































32
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------

 WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
August 31, 1995
---------------------------------------------------------------------------------------------------------

                                                                               ADVISOR SHARES
                                                                   --------------------------------------
                                                                    GROWTH & INCOME         BALANCED
                                                                         FUND                 FUND
                                                                   -----------------    -----------------
                                                                    FOR THE PERIOD       FOR THE PERIOD
                                                                     MAY 15, 1995         JULY 31, 1995
                                                                     (COMMENCEMENT        (COMMENCEMENT
                                                                   OF OPERATIONS) TO    OF OPERATIONS) TO
                                                                    AUGUST 31, 1995      AUGUST 31, 1995
                                                                   -----------------    -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 14.87              $ 10.72
                                                                        -------               ------
 Income From Investment Operations:
     Net Investment Income                                               0.0236               0.0170
     Net Gains (Losses) on Securities (both realized and unrealized)     1.5323               0.3930
                                                                        -------               ------
       Total from Investment Operations                                  1.5559               0.4100
                                                                        -------               ------
 Less Distributions
     Dividends (from net investment income)                             (0.0459)              0.0000
                                                                        -------               ------
       Total Distributions                                              (0.0459)              0.0000
                                                                        -------               ------
NET ASSET VALUE, END OF PERIOD                                          $ 16.38               $11.13
                                                                        =======               ======

Total Returns                                                             10.49%(c)             3.82%(c)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                         $56,902              $     1
Ratios of Expenses to Average Net Assets                                   1.92%(b)             1.76%(a)(b)
Ratios of Net Investment Income to Average Net Assets                      0.43%(b)             2.00%(b)
Portfolio Turnover Rate                                                     109%(b)              107%(b)

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Balanced Fund would have been 628.47% annualized for the period ended August 31, 1995.

(b) Annualized.

(c) Not Annualized.













                                                                           33
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of The RBB Fund, Inc.:

We have audited the accompanying statements of net assets of Warburg Pincus Growth & Income Fund, Warburg Pincus Balanced Fund and Warburg Pincus Tax Free Fund of The RBB Fund, Inc., as of August 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held as of August 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Warburg Pincus Growth & Income Fund, Warburg Pincus Balanced Fund and Warburg Pincus Tax Free Fund of The RBB Fund, Inc., as of August 31, 1995, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
Philadelphia, Pennsylvania
October 16, 1995





























--------------------------------------------------------------------------------

                                                    WARBURG PINCUS FUNDS



                                                          [LOGO]



                                                     ANNUAL REPORT



                                                     AUGUST 31, 1995



                                                 / / WARBURG PINCUS
                                                     GROWTH & INCOME FUND


Warburg Pincus Funds                             / / WARBURG PINCUS
P.O. Box 9030                                        BALANCED FUND
Boston, Massachusetts 02205-9030

Shareholder Services                             / / WARBURG PINCUS
1-800-888-6878                                       TAX FREE FUND

Prospectuses
1-800-257-5614                                 Counsellors Securities Inc.,
                                               Distributor

                                                                   WPGBT-2-0895